Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000002899
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class AAA
C000239633
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class C
C000034315
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class I
C000002898
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 35,934	$ 31,203	$ 25,051	$ 20,947	$ 23,436	$ 16,646	$ 15,483	$ 14,022	$ 12,260	$ 10,399	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Utilities Index
Account Value [Line Items]
Account Value	27,527	22,307	20,689	21,479	18,792	16,232	16,582	13,931	13,472	13,147	10,000
Lipper Utility Fund Average
Account Value [Line Items]
Account Value	23,058	18,883	17,322	17,388	15,981	13,538	14,416	12,540	11,835	11,479	10,000
S&P 500 Utilities Index
Account Value [Line Items]
Account Value	27,527	22,307	20,689	21,479	18,792	16,232	16,582	13,931	13,472	13,147	10,000
Lipper Utility Fund Average
Account Value [Line Items]
Account Value	23,058	18,883	17,322	17,388	15,981	13,538	14,416	12,540	11,835	11,479	10,000
S&P 500 Utilities Index
Account Value [Line Items]
Account Value	27,527	22,307	20,689	21,479	18,792	16,232	16,582	13,931	13,472	13,147	10,000
Lipper Utility Fund Average
Account Value [Line Items]
Account Value	23,058	18,883	17,322	17,388	15,981	13,538	14,416	12,540	11,835	11,479	10,000
S&P 500 Utilities Index
Account Value [Line Items]
Account Value	27,527	22,307	20,689	21,479	18,792	16,232	16,582	13,931	13,472	13,147	10,000
Lipper Utility Fund Average
Account Value [Line Items]
Account Value	$ 23,058	$ 18,883	$ 17,322	$ 17,388	$ 15,981	$ 13,538	$ 14,416	$ 12,540	$ 11,835	$ 11,479	$ 10,000